INCOME TAXES - Narrative Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 8,554	$ 8,147
Future taxable income required	34,400
Deferred tax liabilities	2,666	2,369
Temporary differences related to investments in subsidiaries, associates and joint ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	146	225
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax liabilities	795	796
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated income tax losses	110,700	115,600
Accumulated income tax losses, realizable	34,000	34,100
Deferred tax assets	$ 8,500	$ 8,500
Accumulated income tax losses subject to recapture			$ 50,900